IFRS 9 Impairment - Forward Looking information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	[1],[2]	Dec. 31, 2025	[3],[4]
Year 1 (4 quarter avg)
GDP
GDP - USA	0.0195		0.0187
GDP - Eurozone	0.0044		0.0116
GDP - Germany	0.0073		0.0065
GDP - Italy	0.0054		0.0060
GDP - Developing Asia	0.0496		0.0445
GDP - Emerging Markets	0.0402		0.0385
Unemployment
Unemployment - USA	0.0436		0.0442
Unemployment - Eurozone	0.0630		0.0630
Unemployment - Germany	0.0384		0.0375
Unemployment - Italy	0.0538		0.0614
Unemployment - Spain	0.0996		0.1037
Unemployment - Japan	0.0261		0.0249
Real estate prices
Real Estate Prices - CRE Index USA	314.50		300.74
Real Estate Prices - CRE Index Eurozone	111.91		110.44
Real Estate Prices - House Price Index USA	327.76		331.21
Real Estate Prices - House Price Index Germany	155.11		157.28
Real Estate Prices - House Price Index Spain	2,405.97		2,213.53
Equity
Equity - S&P500	7,556		6,942
Equity - Eurostoxx50	6,178		5,793
Equity - DAX40	25,271		24,453
Equity - MSCI EAFE	1,481		1,288
Equity - MSCI Asia	2,526		2,068
Equity - Nikkei	63,543		50,891
Credit
Credit - High Yield Index	307.55		308.27
Credit - CDX High Yield	339.97		333.97
Credit - CDX IG	57.98		54.64
Credit - CDX Emerging Markets	171.13		149.82
Credit - ITX Europe 125	60.13		56.42
Commodity
Commodity - WTI	78.11		61.07
Commodity - Gold	4,692.37		3,976.94
Year 2 (4 quarter avg)
GDP
GDP - USA	0.0211		0.0197
GDP - Eurozone	0.0123		0.0144
GDP - Germany	0.0138		0.0154
GDP - Italy	0.0086		0.0091
GDP - Developing Asia	0.0454		0.0478
GDP - Emerging Markets	0.0410		0.0419
Unemployment
Unemployment - USA	0.0427		0.0429
Unemployment - Eurozone	0.0611		0.0618
Unemployment - Germany	0.0372		0.0366
Unemployment - Italy	0.0554		0.0622
Unemployment - Spain	0.0962		0.1005
Unemployment - Japan	0.0251		0.0245
Real estate prices
Real Estate Prices - CRE Index USA	317.33		301.87
Real Estate Prices - CRE Index Eurozone	112.86		111.75
Real Estate Prices - House Price Index USA	336.43		340.69
Real Estate Prices - House Price Index Germany	156.01		158.82
Real Estate Prices - House Price Index Spain	2,491.88		2,264.16
Equity
Equity - S&P500	8,004		7,366
Equity - Eurostoxx50	6,408		6,086
Equity - DAX40	26,835		25,886
Equity - MSCI EAFE	1,551		1,351
Equity - MSCI Asia	2,641		2,160
Equity - Nikkei	65,949		53,099
Credit
Credit - High Yield Index	366.97		348.99
Credit - CDX High Yield	394.10		370.05
Credit - CDX IG	67.02		62.78
Credit - CDX Emerging Markets	204.21		179.86
Credit - ITX Europe 125	67.26		62.27
Commodity
Commodity - WTI	69.67		59.01
Commodity - Gold	4,677.44		4,189.01

[1]	MEVs as of June 18, 2026, which remained consistent as of June 30, 2026
[2]	Year 1 equals second quarter of 2026 to first quarter of 2027, Year 2 equals second quarter of 2027 to first quarter of 2028
[3]	MEVs as of December 8, 2025, which remained consistent as of December 31, 2025
[4]	Year 1 equals fourth quarter of 2025 to third quarter of 2026, Year 2 equals fourth quarter of 2026 to third quarter of 2027